Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 200,000	Fees	Canada	snj:CA-BC	Nii-Gyap Hereditary Chiefs of the Gitxsan Nation
#: 2
	1,070,000	Royalties	Canada	snj:CA-BC	McLeod Lake Indian Band	Mount Milligan Mine
#: 3
	80,000	Fees	Canada	snj:CA-BC	Tsay Keh Dene First Nation
#: 4
	1,960,000	Royalties	Canada	snj:CA-BC	Nakazdli Whuten	Mount Milligan Mine
#: 5
	5,620,000	Taxes	Canada	snj:CA-BC	Province of British Columbia
#: 6
	3,080,000	Fees	Canada	snj:CA-BC	Province of British Columbia
#: 7
	740,000	Taxes	Canada	snj:CA-BC	Village of Fraser Lake
#: 8
	65,280,000	Taxes	Turkey		Government of Turkey	Oksut Mine
#: 9
	37,270,000	Royalties	Turkey		Government of Turkey
#: 10
	850,000	Fees	Turkey		Government of Turkey
#: 11
	660,000	Royalties	Turkey	snj:TR-38	Town of Develi
#: 12
	180,000	Fees	Turkey	snj:TR-38	Town of Develi
#: 13
	80,000	Fees	United States of America	snj:US-NV	Esmeralda County
#: 14
	130,000	Fees	United States of America	snj:US-NV	State of Nevada
#: 15
	430,000	Taxes	United States of America	snj:US-ID	County of Custer	Thompson Creek Mine
#: 16
	$ 670,000	Fees	United States of America		Government of the United States